UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LeVasseur Capital Partners LLC
           -------------------------------------------------
Address:   610 Newport Center Drive, Suite 450
           -------------------------------------------------
           Newport Beach, California 92660
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  12208
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Carl E. Spangler, Jr.
              -----------------------------------------------
 Title:       Chief Financial Officer
              -----------------------------------------------
 Phone:       (949) 729-1700 x14
              -----------------------------------------------

Signature, Place, and Date of Signing:


/s/ Carl E. Spangler, Jr.    Newport Beach, California       November 7, 2007
-------------------------  ----------------------------    ---------------------
      [Signature]                 [City, State]                   [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



SEC 1685 (3-01)     Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                         ---------------------

Form 13F Information Table Entry Total:          8
                                         ---------------------

Form 13F Information Table Value Total:        86,218
                                         ---------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.        Form 13F File Number          Name

          1       28 - 12209                    Gilbert E. LeVasseur, Jr.
       --------        ---------------------    --------------------------------
       [Repeat as necessary.]



                                               FORM 13F INFORMATION TABLE

           COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
------------------------ -------------- ------------ ------------ ------------------ ------------- --------- -------------------
                                                        VALUE   SHRS OR   SH/  PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN  CALL    DISCRETION   MANAGERS SOLE  SHARED   NONE

ANHEUSER BUSCH COS INC.        COM       035229103      11709    234219    SH           OTHER          1            234219
--------------------------------------------------------------------------------------------------------------------------------


APOLLO GROUP INC.           CL A COM     037604105      17214    286189    SH           OTHER          1            286189
--------------------------------------------------------------------------------------------------------------------------------


CONAGRA FOODS INC.             COM       205887102      16795    642758    SH           OTHER          1            642758
--------------------------------------------------------------------------------------------------------------------------------


DEL MONTE FOODS CO             COM       24522P103       3818    363596    SH           OTHER          1            363596
--------------------------------------------------------------------------------------------------------------------------------


HOME DEPOT INC                 COM       437076102       3368    103814    SH           OTHER          1            103814
--------------------------------------------------------------------------------------------------------------------------------


RENT A CTR INC. NEW            COM       76009N100      11444    631227    SH           OTHER          1            631227
--------------------------------------------------------------------------------------------------------------------------------


SCHOOL SPECIALTY INC           COM       807863105       7458    215348    SH           OTHER          1            215348
--------------------------------------------------------------------------------------------------------------------------------


SPRINT NEXTEL CORP.          COM FON     852061100      14412    758547    SH           OTHER          1            758547
--------------------------------------------------------------------------------------------------------------------------------


SEC 1685 (3-01)     Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.